SCHEDULE OF TAX PAYABLE (Details) - HKD ($)	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Corporate income tax payable		$ 805,117
Value added tax payable		202,395
Other surtaxes payable		45,737
Total		$ 1,053,249